Janus Henderson VIT Global Research Portfolio

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Common Stocks– 99.9%
Aerospace & Defense – 2.6%
CAE Inc	274,798	$4,020,629
L3Harris Technologies Inc	44,207	7,508,117
Safran SA*	78,016	7,676,125
		19,204,871
Air Freight & Logistics – 1.2%
United Parcel Service Inc	51,655	8,607,273
Airlines – 0.7%
Ryanair Holdings PLC (ADR)*	60,328	4,932,417
Auto Components – 0.8%
Aptiv PLC	65,187	5,976,344
Automobiles – 0.3%
Maruti Suzuki India Ltd	27,689	2,544,063
Banks – 3.0%
BNP Paribas SA*	90,888	3,292,105
Citigroup Inc	92,252	3,976,984
HDFC Bank Ltd*	230,984	3,403,796
JPMorgan Chase & Co	117,525	11,314,132
		21,987,017
Beverages – 3.2%
Constellation Brands Inc	73,468	13,922,921
Pernod Ricard SA	64,274	10,256,231
		24,179,152
Biotechnology – 3.0%
AbbVie Inc	79,898	6,998,266
Ascendis Pharma A/S (ADR)*	16,916	2,610,477
Global Blood Therapeutics Inc*	29,778	1,641,959
Mirati Therapeutics Inc*	13,448	2,233,040
Neurocrine Biosciences Inc*	33,321	3,204,147
Sarepta Therapeutics Inc*	20,137	2,827,839
Vertex Pharmaceuticals Inc*	11,513	3,132,918
		22,648,646
Building Products – 1.2%
Daikin Industries Ltd	48,400	8,925,776
Capital Markets – 2.7%
Blackstone Group Inc	119,120	6,218,064
Hong Kong Exchanges & Clearing Ltd	85,900	4,037,806
London Stock Exchange Group PLC	51,724	5,916,148
Morgan Stanley	80,301	3,882,553
		20,054,571
Chemicals – 2.2%
Air Products & Chemicals Inc	30,174	8,987,628
Sherwin-Williams Co	11,055	7,702,461
		16,690,089
Consumer Finance – 1.4%
Nexi SpA (144A)*	312,364	6,263,049
Synchrony Financial	165,702	4,336,421
		10,599,470
Electronic Equipment, Instruments & Components – 2.6%
Hexagon AB*	160,868	12,162,847
Keyence Corp	15,500	7,224,688
		19,387,535
Entertainment – 2.4%
Liberty Media Corp-Liberty Formula One*	169,496	6,147,620
Netflix Inc*	23,156	11,578,695
		17,726,315
Equity Real Estate Investment Trusts (REITs) – 1.8%
American Tower Corp	19,084	4,613,175
Crown Castle International Corp	27,967	4,656,505
Equinix Inc	5,638	4,285,613
		13,555,293
Health Care Equipment & Supplies – 2.2%
Abbott Laboratories	68,309	7,434,068
Boston Scientific Corp*	182,410	6,969,886
Dentsply Sirona Inc	53,536	2,341,129
		16,745,083
Health Care Providers & Services – 1.3%
Centene Corp*	63,097	3,680,448

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services– (continued)
Humana Inc	14,419	$5,967,880
		9,648,328
Hotels, Restaurants & Leisure – 3.0%
GVC Holdings PLC*	733,612	9,231,925
McDonald's Corp	35,528	7,798,041
Sands China Ltd	1,316,800	5,124,221
		22,154,187
Independent Power and Renewable Electricity Producers – 1.9%
NRG Energy Inc	252,680	7,767,383
Vistra Energy Corp	336,384	6,344,202
		14,111,585
Industrial Conglomerates – 1.0%
Honeywell International Inc	44,086	7,256,996
Information Technology Services – 4.5%
Fidelity National Information Services Inc	54,424	8,011,757
Mastercard Inc	38,227	12,927,225
Visa Inc	62,598	12,517,722
		33,456,704
Insurance – 4.9%
AIA Group Ltd	904,000	8,905,753
Aon PLC	34,059	7,026,372
Beazley PLC	416,257	1,644,794
Intact Financial Corp	51,307	5,494,481
Progressive Corp	100,515	9,515,755
Prudential PLC	286,064	4,083,294
		36,670,449
Interactive Media & Services – 5.2%
Alphabet Inc - Class C*	11,921	17,519,102
Facebook Inc*	53,589	14,034,959
Tencent Holdings Ltd	106,300	7,079,104
		38,633,165
Internet & Direct Marketing Retail – 5.0%
Alibaba Group Holding Ltd (ADR)*	24,413	7,176,934
Amazon.com Inc*	9,497	29,903,489
		37,080,423
Life Sciences Tools & Services – 1.0%
Thermo Fisher Scientific Inc	16,913	7,467,428
Machinery – 1.1%
Parker-Hannifin Corp	39,821	8,057,381
Metals & Mining – 1.5%
Rio Tinto PLC	113,673	6,857,520
Teck Resources Ltd	305,446	4,253,394
		11,110,914
Multi-Utilities – 1.8%
National Grid PLC	381,080	4,386,057
RWE AG	236,469	8,864,441
		13,250,498
Oil, Gas & Consumable Fuels – 2.1%
Canadian Natural Resources Ltd	81,671	1,309,042
Cheniere Energy Inc*	59,686	2,761,671
Enterprise Products Partners LP	127,260	2,009,435
Marathon Petroleum Corp	94,870	2,783,486
Suncor Energy Inc	224,217	2,738,297
Total SE#	118,313	4,061,544
		15,663,475
Personal Products – 1.9%
Unilever NV	238,970	14,424,899
Pharmaceuticals – 6.1%
AstraZeneca PLC	65,678	7,147,106
Bristol-Myers Squibb Co	77,772	4,688,874
Catalent Inc*	52,191	4,470,681
Elanco Animal Health Inc*	168,004	4,692,352
Merck & Co Inc	112,954	9,369,534
Novartis AG	88,388	7,683,115
Roche Holding AG	21,036	7,198,942
		45,250,604
Road & Rail – 0.7%
Uber Technologies Inc*	152,386	5,559,041
Semiconductor & Semiconductor Equipment – 6.0%
ASML Holding NV	40,885	15,073,856
Microchip Technology Inc	61,092	6,277,814
Taiwan Semiconductor Manufacturing Co Ltd	822,000	12,346,122

Shares or Principal Amounts		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Texas Instruments Inc	77,106	$11,009,966
		44,707,758
Software – 9.8%
Adobe Inc*	36,592	17,945,815
Autodesk Inc*	28,274	6,531,577
Constellation Software Inc/Canada	3,163	3,515,149
Microsoft Corp	115,625	24,319,406
salesforce.com Inc*	43,671	10,975,396
SS&C Technologies Holdings Inc	94,152	5,698,079
Workday Inc*	20,273	4,361,330
		73,346,752
Technology Hardware, Storage & Peripherals – 3.2%
Apple Inc	207,278	24,004,865
Textiles, Apparel & Luxury Goods – 2.2%
adidas AG*	23,325	7,548,515
NIKE Inc	70,421	8,840,652
		16,389,167
Tobacco – 1.7%
British American Tobacco PLC	349,012	12,542,159
Trading Companies & Distributors – 1.6%
Ferguson PLC	120,563	12,128,318
Wireless Telecommunication Services – 1.1%
T-Mobile US Inc*	70,883	8,106,180
Total Common Stocks (cost $514,904,526)		744,785,191
Investment Companies– 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $1,058,771)	1,058,665	1,058,771
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº,£	1,396,000	1,396,000
Time Deposits – 0%
Canadian Imperial Bank of Commerce, 0.0800%, 10/1/20	$349,000	349,000
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,745,000)		1,745,000
Total Investments (total cost $517,708,297) – 100.2%		747,588,962
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(1,769,564)
Net Assets – 100%		$745,819,398

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$495,632,141	66.3%
United Kingdom	51,809,003	6.9
Netherlands	29,498,755	3.9
France	25,286,005	3.4
Canada	21,330,992	2.9
Hong Kong	18,067,780	2.4
Germany	16,412,956	2.2
Japan	16,150,464	2.2
Switzerland	14,882,057	2.0
China	14,256,038	1.9
Taiwan	12,346,122	1.7
Sweden	12,162,847	1.6
Italy	6,263,049	0.8
India	5,947,859	0.8
Ireland	4,932,417	0.7
Denmark	2,610,477	0.3

Total	$747,588,962	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$9,052	$351	$-	$1,058,771
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	4,420∆	-	-	1,396,000
Total Affiliated Investments - 0.3%	$13,472	$351	$-	$2,454,771

	Value at 12/31/19	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	-	47,240,381	(46,181,961)	1,058,771
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	-	5,292,953	(3,896,953)	1,396,000

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $6,263,049, which represents 0.8% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

#	Loaned security; a portion of the security is on loan at September 30, 2020.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

	Level 2 -	Level 3 -
Level 1 -	Other Significant	Significant

	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$11,528,746	$7,676,125	$-
Automobiles	-	2,544,063	-
Banks	15,291,116	6,695,901	-
Beverages	13,922,921	10,256,231	-
Building Products	-	8,925,776	-
Capital Markets	10,100,617	9,953,954	-
Consumer Finance	4,336,421	6,263,049	-
Electronic Equipment, Instruments & Components	-	19,387,535	-
Hotels, Restaurants & Leisure	7,798,041	14,356,146	-
Insurance	22,036,608	14,633,841	-
Interactive Media & Services	31,554,061	7,079,104	-
Metals & Mining	4,253,394	6,857,520	-
Multi-Utilities	-	13,250,498	-
Oil, Gas & Consumable Fuels	11,601,931	4,061,544	-
Personal Products	-	14,424,899	-
Pharmaceuticals	23,221,441	22,029,163	-
Semiconductor & Semiconductor Equipment	17,287,780	27,419,978	-
Textiles, Apparel & Luxury Goods	8,840,652	7,548,515	-
Tobacco	-	12,542,159	-
Trading Companies & Distributors	-	12,128,318	-
All Other	334,977,143	-	-
Investment Companies	-	1,058,771	-
Investments Purchased with Cash Collateral from Securities Lending	-	1,745,000	-
Total Assets	$516,750,872	$230,838,090	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.